Video Gaming Terminal Fees (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 01, 2018	Jul. 31, 2018
Video Gaming Terminal Fees [Abstract]
Administrative fee, percentage payable to third-party				0.8513%	0.7275%
Video gaming terminal fees, tax and administrative fee	$ 133.2	$ 99.1	$ 73.8
Licensed video gaming location net terminal income share	$ 138.8	$ 111.4	$ 83.2